Regulatory Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2015
Regulatory Capital Requirements [Abstract]
Summary of The Company's and the Banks' Required and Actual Capital Components
A summary of the Company’s and the Bank's required and actual capital components as of December 31, 2015 and 2014 is as follows.

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Action Provisions

(in thousands except for ratios)	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2015
Common Equity Tier 1 Capital:
Consolidated Company	$262,370	14.73%	$80,131	4.50%	N/A	N/A
Bank of Hampton Roads	254,169	14.47%	79,021	4.50%	114,142	6.50%

Tier 1 Capital:
Consolidated Company	$262,370	14.73%	$106,841	6.00%	N/A	N/A
Bank of Hampton Roads	254,169	14.47%	105,362	6.00%	140,482	8.00%

Total Risk-Based Capital:
Consolidated Company	$285,079	16.01%	$142,455	8.00%	N/A	N/A
Bank of Hampton Roads	276,612	15.75%	140,482	8.00%	175,603	10.00%

Leverage Ratio:
Consolidated Company	$262,370	13.46%	$77,961	4.00%	N/A	N/A
Bank of Hampton Roads	254,169	13.20%	76,992	4.00%	96,241	5.00%

As of December 31, 2014
Common Equity Tier 1 Capital:	N/A	N/A	N/A	N/A	N/A	N/A
Consolidated Company	N/A	N/A	N/A	N/A	N/A	N/A
Bank of Hampton Roads	N/A	N/A	N/A	N/A	N/A	N/A

Tier 1 Capital:
Consolidated Company	$221,533	13.90%	$63,759	4.00%	N/A	N/A
Bank of Hampton Roads	205,122	12.89%	63,669	4.00%	95,503	6.00%

Total Risk-Based Capital:
Consolidated Company	$241,546	15.15%	$127,518	8.00%	N/A	N/A
Bank of Hampton Roads	224,761	14.12%	127,339	8.00%	159,173	10.00%

Leverage Ratio:
Consolidated Company	$221,533	11.08%	$79,991	4.00%	N/A	N/A
Bank of Hampton Roads	205,122	10.25%	80,022	4.00%	100,028	5.00%

During 2015, the Company's bank subsidiaries, Bank of Hampton Roads and Shore Bank, were merged. For comparability, the 2014 capital data for the two separate banks was combined and shown as Bank of Hampton Roads.